Ordinary Shares	12 Months Ended
Dec. 31, 2025
Ordinary Shares [Abstract]
ORDINARY SHARES

16. ORDINARY SHARES

On January 23, 2023, the Company effectuated a 10 for 1 share consolidation of its authorized share capital, such that every 10 Class A Ordinary Shares, par value of US$1.00 per share, in the authorized share capital of the Company (including issued and unissued share capital) were consolidated into 1 Class A Ordinary Share, par value of US$10.00 per share, and that every 10 Class B Ordinary Shares, par value of US$1.00 per share in the authorized share capital of the Company (including issued and unissued share capital) were consolidated into 1 Class B Ordinary Share, par value of US$10.00 per share. As a consequence of the reverse stock split, fractional shares were rounded up to the next whole share, resulting in the creation of an additional 8,018 Class A Ordinary Shares.

On February 21, 2023, the Company was merged with Aptorum Group Cayman Limited, a newly established wholly owned subsidiary of the Company, whereby the Company is the surviving company on the terms of the plan of merger. According to the plan of merger, the par value of its Class A and Class B Ordinary Shares are changed from USD 10 to USD 0.00001.

On March 31, 2023, the Group issued 70,430 Class A Ordinary Shares to a majority of the share option holders. This issuance served as an exchange for their share options and facilitated the reversal of deferred cash bonus payables owed to these holders (See Note 10).

On March 31, 2023, the Group also issued 65,770 fully vested Class A Ordinary Shares to certain employees and external consultants. The grant date fair value of each of the shares was $2.68 based on grant date quoted market price.

On June 28, 2023, the Group entered into a securities purchase agreement with 4 investors. Pursuant to the securities purchase agreement, the investors are purchasing a convertible note in the original principal amount of $3,000,000 (the “June 2023 Note”). The whole proceeds from the June 2023 Note was used to settle a related party loan. The June 2023 Note is unsecured, convertible into the Company’s restricted Class A Ordinary Shares at the Note holders’ option. The June 2023 Notes have a maturity date of 12 months subject to the investors extension, a bullet interest rate of 7% per annum, and a conversion price of $3.00 per Class A Ordinary share. The Company shall have an obligation to repay the principal amount and interest of the June 2023 Note on the maturity date in cash or in unregistered Class A Ordinary Shares or a combination of such at the Company’s discretion. Immediately following the issuance of June 2023 Note, the June 2023 Note was fully converted into 1,000,000 Class A Ordinary Shares.

For the year ended December 31, 2023, the Group issued 1,250,000 Class A Ordinary Shares to convertible note holders upon conversion (See Note 15).

For the year ended December 31, 2024 and 2023, the Group issued 427,060 and 791 Class A Ordinary Shares to share option holders as a result of exercise of options, respectively.

For the year ended December 31, 2024, the Group issued 446,842 Class A Ordinary Shares to Class B Ordinary Shares holders upon conversion.

On January 2, 2025, the Company entered into a certain securities purchase agreement (the “Securities Purchase Agreement”) with certain non-affiliated institutional investors (the “Purchasers”) pursuant to which the Company sold 1,535,000 Class A ordinary shares of the Company (the “Shares”), par value $0.00001 per share (the “Ordinary Shares”) at a per share price of $2.00 in a registered direct offering, for gross proceeds of $3,070,000 (the “January 2025 Offering”) and the net proceeds after deducting the related expense is $2,699,200. The Securities Purchase Agreement was fully executed on January 3, 2025.

On October 14, 2025, the Company closed an offering of 1,000,000 Class A ordinary shares at a purchase price of $2.00 per unit, with each unit consisting of one Class A ordinary share and two restricted warrants (the "Investor Warrants", see Note 20) to purchase one Class A ordinary share each, for aggregate gross proceeds of $2,000,000 (the "October 2025 Offering"). Cash issuance costs are $284,001 and the net proceeds from the October 2025 Offering were approximately $1,716,000.

Of the $2,000,000 gross proceeds, $996,000 was allocated to the liability-classified Investor Warrants at their fair value (see Note 20), with the residual $1,004,000 allocated to the equity-classified Class A ordinary shares.

In connection with the October 2025 Offering, the Company issued warrants to purchase 60,180 Class A ordinary shares to the placement agent’s designees (the "Placement Agent Warrants") at an exercise price of $2.50 per share. The Placement Agent Warrants had a grant-date fair value of $23,606 (see Note 17) which was treated as an issuance cost of the offering.

Cash issuance costs of $284,001 and the Placement Agent Warrant fair value of $23,606 were allocated between the liability and equity instruments in proportion to the allocation of proceeds ($141,433 and $11,756, respectively, to the warrant liability, expensed as incurred; and $142,568 and $11,850, respectively, to equity, charged to additional paid-in capital).

Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for the following: (i) each Class A Ordinary Share is entitled to one vote while each Class B Ordinary Share is entitled to ten votes; and (ii) each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time while Class A Ordinary Shares are not convertible under any circumstances.